Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Revenue	$ 1,007,430	$ 445,928	$ 863,438
Total Cost of Revenue	(1,382,939)	(1,424,312)	(1,380,600)
Operating expenses:
Sales and marketing	(100,426)	(449,900)	(35,000)
General and administrative	(2,086,677)	(2,515,291)	(2,156,063)
Provision for doubtful accounts	(11,452)		(3,138)
Loss on disposal of intangible assets			(29,968)
Impairment loss of property and equipment	(1,827,373)	(307,733)
Impairment loss of intangible assets		(4,248,085)	(3,144,053)
Loss on market price of crypto assets	(215,397)
Total operating expenses	(4,241,325)	(7,521,009)	(5,368,222)
Operating loss from continuing operations	(4,616,834)	(8,499,393)	(5,885,384)
Interest income/(expenses), net	204,071	(196,055)	5,118
Financing costs		(450,000)
Other (expenses)/income, net	(32,846)	2,379	1,248
Gain/(loss) from market price of short-term investment	212,426	(226,210)
Gain/(loss) from selling short-term investments	35,771	(78,693)
Loss from disposal of subsidiaries			(4,664)
Loss before provision for income taxes	(4,197,412)	(9,447,972)	(5,883,682)
Income tax (expenses)/benefits	(336,985)	90,776	248,711
Net loss	(4,534,397)	(9,357,196)	(5,634,971)
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(4,534,397)	(9,357,196)	(5,634,971)
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	$ (4,534,397)	$ (9,357,196)	$ (5,634,971)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	60,852,028	45,841,825	14,435,674
Weighted average shares used in calculating diluted net loss per ordinary share	60,852,028	45,841,825	14,435,674
Net Loss per ordinary share
Basic	$ (0.07)	$ (0.20)	$ (0.39)
Diluted	(0.07)	(0.20)	(0.39)
Net Loss per ordinary share from continuing operation
Basic	(0.07)	(0.20)	(0.39)
Diluted	(0.07)	(0.20)	(0.39)
Net Loss per ordinary share from discontinued operation
Basic
Diluted
Net loss	$ (4,534,397)	$ (9,357,196)	$ (5,634,971)
Change in cumulative foreign currency transaction adjustment	16,676	13,599	28,289
Change in disposal of subsidiaries			31,284
Comprehensive loss	(4,517,721)	(9,343,597)	(5,575,398)
Business Consultation Services [Member]
Total Revenue	448,525	160,000	80,000
Total Cost of Revenue	(259,593)	(138,092)	(19,000)
Distributed Storage And Computing Services [Member]
Total Revenue	513,405	285,928	783,438
Total Cost of Revenue	(1,123,346)	(1,286,220)	(1,361,600)
Other Services [Member]
Total Revenue	45,500
Technical Services [Member]
Gross loss	$ (375,509)	$ (978,384)	$ (517,162)